Income Tax - Schedule of Effective Income Tax Rate Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Income tax provision at the federal statutory rate of 21.0%	$ (1)	$ 1,323
State taxes	(138)	605
Equity compensation	5,167	277
Transaction costs	482	0
Foreign derived intangible income deduction	(1,475)	(693)
Change in valuation allowance	286	(74)
Warrant liability revaluations	(4,472)	0
Research tax credit	(1,062)	(46)
Uncertain tax positions	260	113
Other items	94	(269)
Total income tax (benefit) provision	$ (859)	$ 1,236